Schedule of Investments (unaudited)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.6%
Boeing Co. (The), 1.88%, 06/15/23 (Call 04/15/23)	$100	$101,940
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	270	273,721
		375,661
Airlines — 1.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	234	238,300
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	450	464,265
		702,565
Auto Manufacturers — 4.1%
Ford Motor Co., 8.50%, 04/21/23	675	749,790
Ford Motor Credit Co. LLC
3.09%, 01/09/23	295	301,021
3.10%, 05/04/23	190	194,245
3.37%, 11/17/23(a)	190	196,749
4.14%, 02/15/23 (Call 01/15/23)	235	243,016
4.38%, 08/06/23	390	409,211
General Motors Financial Co. Inc., 1.70%, 08/18/23	100	102,037
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 08/30/21)(b)	450	451,507
		2,647,576
Banks — 2.8%
CIT Group Inc., 5.00%, 08/01/23	730	787,969
Commerzbank AG, 8.13%, 09/19/23(b)	900	1,020,204
		1,808,173
Chemicals — 1.2%
CF Industries Inc., 3.45%, 06/01/23	665	686,905
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/21)(b)	41	41,069
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	25	26,992
		754,966
Commercial Services — 4.0%
ADT Security Corp. (The), 4.13%, 06/15/23	625	659,956
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/30/21)(b)	490	445,983
APX Group Inc., 7.63%, 09/01/23 (Call 09/01/21)	230	235,391
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)(a)	250	252,253
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	450	478,944
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 08/10/21)(b)	475	488,666
		2,561,193
Computers — 3.2%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	895	926,961
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 08/30/21)(b)	899	629,084
Seagate HDD Cayman, 4.75%, 06/01/23	485	515,555
		2,071,600
Cosmetics & Personal Care — 0.7%
Avon Products Inc., 6.50%, 03/15/23	415	442,257

Distribution & Wholesale — 0.9%
Avient Corp., 5.25%, 03/15/23	515	550,092

Diversified Financial Services — 5.1%
Capital One Financial Corp., 3.50%, 06/15/23	75	79,184
Navient Corp.
5.50%, 01/25/23(a)	895	940,090
7.25%, 09/25/23	550	605,808
Security	Par (000)	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
5.63%, 03/15/23	$785	$830,491
8.25%, 10/01/23	400	452,740
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/30/21)(a)(b)	375	382,380
		3,290,693
Electric — 1.8%
FirstEnergy Corp., Series B, 4.75%, 03/15/23 (Call 12/15/22)	760	799,976
InterGen NV, 7.00%, 06/30/23 (Call 08/30/21)(b)	360	356,584
		1,156,560
Electrical Components & Equipment — 0.4%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	270	282,056

Electronics — 0.8%
Sensata Technologies BV, 4.88%, 10/15/23(b)	450	481,662

Energy - Alternate Sources — 0.7%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(b)	450	463,792

Entertainment — 0.2%
Downstream Development Authority of the Quapaw Tribe of
Oklahoma, 10.50%, 02/15/23 (Call 08/30/21)(b)	150	156,674

Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.50%, 02/15/23 (Call 12/15/22)(a)(b)	670	687,105
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 08/30/21)(b)	520	535,512
		1,222,617
Gas — 0.6%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/30/21)(b)	355	362,576

Hand & Machine Tools — 0.5%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%,02/15/23 (Call 08/30/21)(a)(b)	290	290,937

Health Care - Services — 5.0%
Encompass Health Corp., 5.13%, 03/15/23 (Call 08/30/21)	38	38,149
HCA Inc., 5.88%, 05/01/23	1,120	1,212,646
Tenet Healthcare Corp., 6.75%, 06/15/23	1,805	1,960,862
		3,211,657
Holding Companies - Diversified — 0.7%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	440	456,183

Home Builders — 1.6%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	315	339,608
Taylor Morrison Communities Inc./Taylor Morrison Holdings
II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	315	334,341
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	360	376,113
		1,050,062
Housewares — 1.6%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	980	1,025,443

Insurance — 0.6%
Genworth Holdings Inc., 4.90%, 08/15/23	340	341,781
MGIC Investment Corp., 5.75%, 08/15/23	55	59,242
		401,023
Iron & Steel — 1.8%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(a)	515	563,966

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	$270	$281,715
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(a)	295	310,237
		1,155,918
Leisure Time — 5.7%
Carnival Corp., 11.50%, 04/01/23 (Call 01/01/23)(b)	1,525	1,719,010
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(b)	820	893,415
10.88%, 06/01/23 (Call 03/01/23)(b)	920	1,044,945
		3,657,370
Lodging — 3.7%
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 08/30/21)(b)	335	342,578
MGM Resorts International, 6.00%, 03/15/23	1,120	1,183,078
Travel + Leisure Co., 3.90%, 03/01/23 (Call 12/01/22)	360	366,516
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(b)	450	462,704
		2,354,876
Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/30/21)(a)(b)	335	330,812

Manufacturing — 1.4%
Bombardier Inc., 6.13%, 01/15/23(b)	485	509,109
LSB Industries Inc., 9.63%, 05/01/23 (Call 08/30/21)(a)(b)	390	402,925
		912,034
Media — 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/23 (Call 08/16/21)(b)	450	454,005
DISH DBS Corp., 5.00%, 03/15/23	1,440	1,505,462
Quebecor Media Inc., 5.75%, 01/15/23	780	835,864
		2,795,331
Metal Fabricate & Hardware — 1.2%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 08/30/21)(b)	740	749,694

Mining — 1.4%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	890	923,535

Office & Business Equipment — 1.4%
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	890	930,077

Oil & Gas — 5.4%
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 7.75%, 04/15/23 (Call 08/30/21)(a)	290	286,877
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	135	142,235
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	580	602,678
Devon Energy Corp., 8.25%, 08/01/23 (Call 06/01/23)(b)	35	39,665
Marathon Petroleum Corp., 4.75%, 12/15/23 (Call 10/15/23)	50	54,377
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	780	786,583
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	475	491,430
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 08/30/21)(b)	331	316,267
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/30/21)(b)	295	257,576
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/30/21)(b)	495	475,655
		3,453,343
Packaging & Containers — 5.4%
Ball Corp., 4.00%, 11/15/23	1,030	1,094,602
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	895	936,966
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(b)	270	278,316
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	680	729,606
Security	Par (000)	Value

Packaging & Containers (continued)
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(b)	$380	$399,977
		3,439,467
Pharmaceuticals — 1.5%
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	50	53,637
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	780	836,620
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	50	52,255
		942,512
Pipelines — 3.9%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	450	465,912
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 12/15/22)(a)	450	461,794
Energy Transfer LP, Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	50	53,347
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	540	562,880
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%,
11/01/23 (Call 08/30/21)	500	480,655
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/30/21)(a)	470	455,407
		2,479,995
Real Estate — 1.4%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	495	538,540
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(b)	365	379,600
		918,140
Real Estate Investment Trusts — 1.9%
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)	250	264,807
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 08/30/21)	250	232,753
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)(a)	450	460,395
Starwood Property Trust Inc., 5.50%, 11/01/23 (Call 08/01/23)(b)	270	283,584
		1,241,539
Retail — 4.0%
Brinker International Inc., 3.88%, 05/15/23(a)	270	278,610
Gap Inc. (The), 8.38%, 05/15/23(b)	450	503,613
L Brands Inc., 5.63%, 10/15/23	290	317,912
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	450	454,230
QVC Inc., 4.38%, 03/15/23	670	703,420
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(a)	290	306,620
		2,564,405
Software — 0.3%
Oracle Corp., 2.40%, 09/15/23 (Call 07/15/23)	100	103,586
VMware Inc., 0.60%, 08/15/23	75	75,127
		178,713
Storage & Warehousing — 0.9%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 08/30/21)(b)	315	314,839
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 08/10/21)(b)	275	282,656
		597,495
Telecommunications — 9.1%
DKT Finance ApS, 9.38%, 06/17/23 (Call 08/10/21)(b)	375	382,507
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(b)(c)	1,875	1,852,998
Lumen Technologies Inc., Series W, 6.75%, 12/01/23	670	740,799
Sprint Corp., 7.88%, 09/15/23	1,740	1,969,262
VEON Holdings BV, 7.25%, 04/26/23 (Call 01/26/23)(d)	800	863,216
		5,808,782
Toys, Games & Hobbies — 0.4%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	225	229,052

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 2.2%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/16/21)(b)	$625	$578,382
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/30/21)(b)	365	365,124
XPO Logistics Inc., 6.13%, 09/01/23 (Call 08/30/21)(b)	480	481,699
		1,425,205
Total Corporate Bonds & Notes — 98.0%
(Cost: $61,850,016)		62,854,313

Short-Term Investments
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	3,485	3,486,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,268	1,268,000
		4,754,381
Total Short-Term Investments — 7.4%
(Cost: $4,753,509)		4,754,381

Total Investments in Securities — 105.4%
(Cost: $66,603,525)		67,608,694

Other Assets, Less Liabilities — (5.4)%		(3,479,713)

Net Assets — 100.0%		$64,128,981

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,632,308	$1,854,973	(a)	$—	$(804)	$(96)	$3,486,381	3,485	$6,814	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	778,000	490,000	(a)	—	—	—	1,268,000	1,268	93		—
					$(804)	$(96)	$4,754,381		$6,907		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
July 31, 2021

Fair Value Measurements (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$62,854,313	$—	$62,854,313
Money Market Funds	4,754,381	—	—	4,754,381
	$4,754,381	$62,854,313	$—	$67,608,694

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

4